Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) Number	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)
Number of operating segments | Number	1		1
Customer programs and incentives paid	$ 79,837	$ 19,241	$ 136,786	$ 3,184
Advertising expense	935,997	578,235	297,000	389,000
Cash equivalents
Unrecognized income tax benefit, interest and penalties
Excise taxes	415,843	281,561
Stock-based compensation	$ 619,042	246,508
Percentage of factored and non-factored amount description	Under the prior program, we have the option to sell those customer receivables in advance of payment for 75% of the amount due. When the customer remits payment, we would receive the remaining 25%. We were charged interest on the advanced 75% payment at a rate of 1.5% per month. Under the terms of the agreement with the factoring provider, any factored invoices have recourse should the customer fail to pay the invoice. Thus, we record factored amounts as a liability until the customer remits payment and we receive the remaining 25% of the non-factored amount.
Accounts receivable factored invoices			171,150	17,601
Accounts receivable factored program	$ 63,238	17,299	48,601	5,867
Amount of factored invoice		138,364	542,083	99,258
Proceeds from accounts receivable invoice		$ 103,773	$ 406,562	$ 74,444
Minimum [Member]
Property and equipment estimated useful lives	3 years
Maximum [Member]
Property and equipment estimated useful lives	7 years
Trade Receivables [Member] | Four Customers [Member]
Concentration of credit risk percentage	83.00%
Trade Receivables [Member] | Three Customers [Member]
Concentration of credit risk percentage			91.00%
Sales Revenue, Net [Member] | Two Customers [Member]
Concentration of credit risk percentage	46.00%
Sales Revenue, Net [Member] | One Customers [Member]
Concentration of credit risk percentage		35.00%